15. Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
NOTE 15 - Commitments and contingencies

Office Space Rental

On May 1, 2009, the Company entered into a lease for 1,800 square feet of office space in Santa Barbara, California for use as our executive offices. This lease was amended on July 21, 2009 and expired on December 31, 2013. This property was vacated in August 2012 and the Company has recorded a liability of $139,000 to cover unpaid rent and the present value of rents due for the remainder of the lease. During 2013, a settlement amount of $110,700 was negotiated with the lease holder and transferred to a third party, resulting in a reduction of the accrued liability of $139,150.

On August 1, 2011, the Company entered into a lease for 7,000 square feet of office space in Los Angeles, California. The lease continues through November 30, 2014. Initially, the lease had a fixed monthly rent of $19,326 and was subject to annual increases of 3%. The Company was not required to pay a fixed monthly rent for months two through five. Prior to this, the Company was leasing the same office space on a month-to-month basis. This property was vacated in April 2012 and the Company recorded a liability of $892,000 to cover unpaid rent and the present value of rents due for the remainder of the lease term. As of April 2013, this space was released, but the terms and conditions of the new lease are unknown, so the Company did not adjust the accrued liability.

On November 1, 2011, the Company entered into a lease for 3,000 square feet of office space in Santa Barbara, California for use by our operating units. This lease expires on October 31, 2014 with two additional three-year renewal terms available. The initial rent plus common area charges were $7,157 per month. This property was vacated in June 2012 and the Company recorded a liability of $229,000 to cover unpaid rent and the present value of rents due for the remainder of the lease term. As of June 2013, this space was released, but the terms and conditions of the new lease are unknown, so the Company did not adjust the accrued liability.

From May 2012 to May 2013, the Company was in a month-to-month lease for office space in Los Angeles, California. Rent for this facility was $2,300 per month. Given reductions in staff, the Company has been operating with a “virtual office.” The Company believes this virtual office structure was adequate for our past needs but given the Company’s growth plans it is anticipated that laboratory and office space will be needed in the future. The Company believes that suitable space will be available as needed.

Contractual Obligations

Set forth below is information concerning our known contractual obligations as of March 31, 2014 that are fixed and determinable by year starting with the year ending December 31, 2014.

					2018 and
	Total	2015	2016	2017	Later
Notes payable	$2,931,593	$2,931,593	$–	$–	$–
Deferred Salary	838,476	838,476	–	–	–
Rent obligations	1,260,644	677,737	339,958	242,949	–
Accrued board fees	1,515,820	1,515,820	–	–
Employee contracts: other	3,931,156	1,181,411	1,341,000	1,273,732	135,013
Accrued interest	634,370	634,370	–	–	–
Total	$11,112,059	$7,779,407	$1,680,958	$1,516,681	$135,013

Employment Agreements

Effective June 28, 2012, Jerold Rubinstein was elected by the Board as Chairman of the Board, CEO and a director of the Company’s subsidiaries. The Board of Directors of ProElite also elected him as Chairman of the Board and CEO of ProElite. Under the terms of an employment agreement dated June 28, 2012, Mr. Rubinstein was to receive an annual salary of $250,000 per year. Mr. Rubinstein continues to serve on the Board and receive $50,000 annually for such services, along with $100,000 annually as Chairman of the Board. This executive was granted options to purchase 230,000 shares of the Company’s common stock at $35.00 per share, which was the closing price of the Company’s common stock on the day of option grant. These options vest monthly over a 12-month period. In March 2013, Mr. Rubinstein received an option grant to purchase 250,000 shares at $3.00 with a five-year life that vested in full in the three months ended June 30, 2013. Mr. Rubinstein’s contract expired on June 28, 2013 and he resigned as CEO on March 5, 2014. As of March 31, 2014, Mr. Rubinstein was owed unpaid salary of $39,883 and unpaid board fees of $214,458.

On August 8, 2011, the Company entered into any employment contract with Timothy Boris as the Company’s General Counsel and Vice President of Legal Affairs at an annual salary of $180,000. In December 2011 he received options to purchase 3,000 shares of common stock at $54.00 that had 1,000 shares vested upon grant, 1,000 shares vested at the end of year one and 1,000 shares vest at the end of year two. This contract expired on August 8, 2012 and was renewed under the same terms until August 8, 2013. In August 2012 Mr. Boris received options to purchase 3,000 shares of common stock at $38.00 that had 1,000 shares vest upon grant, 1,000 shares vest at the end of year one and 1,000 shares vest at the end of year two. Both of these option grants have a five-year life. In March 2013, Mr. Boris received an option grant to purchase 60,000 shares at $3.00 with a five-year life that vested in full in the three months ended June 30, 2013. Mr. Boris’s contract expired on August 8, 2013 and he is currently working without a contract. As of March 31, 2014, Mr. Boris was owed unpaid salary of $90,000.

On November 1, 2010, the Company entered into an employment agreement with John Moynahan, who provided accounting and financial services to the Company as a consultant pursuant to a consulting agreement dated November 14, 2007. Under the agreement, Mr. Moynahan was to receive an annual salary of $220,000 for the first year of the contract, subject to an annual increase of the Consumer Price Index plus 2%, and will be eligible for a $50,000 bonus in the first year of this contract. Under this agreement, Mr. Moynahan received a grant of 3,000 shares and a five-year stock option grant to purchase 15,600 shares of common stock at $200.00 per share, with 10,400 shares that vested upon the signing of the agreement and 5,200 shares that vested on September 1, 2011. The strike price on these options was adjusted to $54.00 in December 2011 by the Board. After a review of this contract during 2012, the Company determined that the non-salary amounts due to Mr. Moynahan were $156,358 as of December 31, 2012.  Mr. Moynahan’s contract expired on August 1, 2012 and he is currently working without a contract. As of March 31, 2014, Mr. Moynahan was owed the $156,358 under his employment contract and $110,000 in unpaid salary, not including any other claims that Mr. Moynahan may have under his employment contract or otherwise.

Effective as of November 18, 2013, the Company entered into employment agreements with Yael Schwartz and Craig Abolin as follows:

Under the Employment Agreement with Dr. Schwartz, she is to be employed for an initial period of three years. During the initial year of her employment term, she is to receive a base salary of $330,000. Thereafter, her base salary will be subject to mutually agreed upon increases. The Company’s Board of Directors or Compensation Committee may grant Dr. Schwartz bonuses in its sole discretion. Dr. Schwartz is also eligible for grants of awards under the Company’s Incentive Compensation Plan. As of March 31, 2014, Dr. Schwartz was owed $80,849 in unpaid salary.

Under the Employment Agreement with Dr. Abolin, he is to be employed for an initial period of three years. During the initial year, he is to receive a base salary of $241,000. Thereafter his base salary will be subject to mutually agreed upon increases. The Company’s Board or Compensation Committee may grant Dr. Abolin bonuses in its sole discretion. Dr. Abolin is also eligible for grants of awards under the Company’s Incentive Compensation Plan. As of March 31, 2014, Dr. Abolin was owed $58,257 in unpaid salary.

On March 5, 2014, the Company entered into an Employment Agreement with Stephen M. Simes (the “Simes Employment Agreement”) pursuant to which Mr. Simes was appointed Chief Executive Officer of the Company. The Simes Employment Agreement is for an initial term of three years, subject to extension as provided therein. Mr. Simes is to receive a base salary at an annual rate of $425,000 with at least annual review and base salary increases as approved by the Board of Director or its Compensation Committee. He will have the opportunity to earn a bonus with respect to each year during his employment based upon achievement of performance objectives set by the Board or the Compensation Committee after consultation with Mr. Simes with a target bonus opportunity of 60% of base salary for each year. He also has received an initial grant of options to purchase 500,000 shares at an exercise price of $2.50 which will vest quarterly over the initial three-year term of his employment. As of March 31, 2014, Mr. Simes was owed $31,057 in unpaid salary.

 In connection with the closing of the mergers with Paloma and VasculoMedics, the Company entered into an employment agreement on March 31, 2014 with David Sherris, Ph.D. pursuant to which Dr. Sherris was appointed Chief Scientific Officer of the Company and President of the Company’s Paloma/VasculoMedics divisions. Under the agreement, he is to be employed for an initial period of three years. During the term he is to receive an annual base salary of $345,000 and is eligible for a bonus of up to 50% of his base salary upon meeting certain milestones established by the Board of Directors or Compensation Committee upon consultation with Dr. Sherris. Dr. Sherris is also eligible for grants under the Company’s Incentive Compensation Plan.

Office Space Rental

On May 1, 2009, we entered into a lease for 1,800 square feet of office space in Santa Barbara, California for use as our executive offices. This lease was amended on July 21, 2009 and expired on December 31, 2013 with a three-year renewal term available at an initial rent plus common area charges of $5,767 per month. This property was vacated in August 2012 and the Company has recorded a liability of $139,000 to cover unpaid rent and the present value of rents due for the remainder of the lease term. During 2013, a settlement amount of $110,700 was negotiated with the lease holder and transferred to a third party, resulting in a reduction of the accrued liability of $139,150.

On August 1, 2011, we entered into a lease for 7,000 square feet of office space in Los Angeles, California. The lease continues through November 30, 2014. Initially, the lease had a fixed monthly rent of $19,326 and was subject to annual increases of 3%. The Company was not required to pay a fixed monthly rent for months two through five. Prior to this, the Company was leasing the same office space on a month-to-month basis. This property was vacated in April 2012 and the Company recorded a liability of $892,000 to cover unpaid rent and the present value of rents due for the remainder of the lease term. As of April 2013, this space was released, but the terms and conditions of the new lease are unknown, so the Company did not adjust the accrued liability.

On November 1, 2011, we entered into a lease for 3,000 square feet of office space in Santa Barbara, California for use by our operating units. This lease expires on October 31, 2014 with two additional three-year renewal terms available. The initial rent plus common area charges were $7,157 per month. This property was vacated in June 2012 and the Company recorded a liability of $229,000 to cover unpaid rent and the present value of rents due for the remainder of the lease term. As of June 2013, this space was released, but the terms and conditions of the new lease are unknown, so the Company did not adjust the accrued liability.

From May 2012 to May 2013, the Company was in a month-to-month lease for office space in Los Angeles, California. Rent for this facility was $2,300 per month. Given reductions in staff, the Company is now operating with a “virtual office.” The Company believes this virtual office structure is adequate for our current needs and suitable additional or substitute space will be available as needed.

Contractual Obligations

Set forth below is information concerning our known contractual obligations as of December 31, 2013 that are fixed and determinable by year starting with the year ending December 31, 2014.

					2017 and
	Total	2014	2015	2016	Later
Notes Payable	$1,867,002	$1,867,002	$–	$–	$–
Rent Obligations	1,121,495	878,546	242,949	–	–
Deferred Salary	571,328	571,328	–	–	–
Accrued Interest	89,472	89,472	–	–	–
Employee Contracts	3,931,156	1,181,411	1,341,000	1,273,732	135,013
Employee Contracts: Other	156,358	156,358	–	–	–
Total	$7,736,811	$4,744,117	$1,583,949	$1,273,732	$135,013

Employment Agreements

Effective June 28, 2012, Jerold Rubinstein was elected by the Board as Chairman of the Board, CEO and a director of the Company’s subsidiaries. The Board of Directors of PEI also elected him as Chairman of the Board and CEO of PEI. Under the terms of an employment agreement dated June 28, 2012, Mr. Rubinstein will receive an annual salary of $250,000 per year. Mr. Rubinstein continues to serve on the Board and receive $50,000 annually for such services, along with $100,000 annually as Chairman of the Board. The term of this agreement is six months with an automatic six month extension unless the Company provides written notice of non-renewal 30 days prior to the end of the initial six-month term. This executive was granted options to purchase 2,300,000 shares of the Company’s common stock at $0.35 per share, which was the closing price of the Company’s common stock on the day of option grant. These options vest monthly over a 12-month period. In the event the Company does not renew the second six month period, the executive resigns or the Company terminates the executive’s employment without cause, all options will immediately vest and the executive will receive all unpaid salary for the full 12 month period. In March 2013, Mr. Rubinstein received an option grant to purchase 25,000,000 shares at $0.03 with a five-year life and vesting occurring in the three months ended June 30, 2013. Mr. Rubinstein’s contract expired on June 28, 2013 and he is currently working without a contract. As of December 31, 2013, Mr. Rubinstein was owed unpaid salary of $36,458 and unpaid board fees of $199,771.

On August 8, 2011, the Company entered into any employment contract with Timothy Boris as the Company’s General Counsel and Vice President of Legal Affairs at an annual salary of $180,000. In December 2011 received options to purchase 300,000 shares of common stock at $0.54 that had 100,000 shares vested upon grant, 100,000 shares vested at the end of year one and 100,000 shares vest at the end of year two. This contract expired on August 8, 2012 and was renewed under the same terms until August 8, 2013. In August 2012 Mr. Boris received options to purchase 300,000 shares of common stock at $0.38 that had 100,000 shares vest upon grant, 100,000 shares vest at the end of year one and 100,000 shares vest at the end of year two. Both of these option grants have a five-year life. In March 2013, Mr. Boris received an option grant to purchase 6,000,000 shares at $0.03 with a five-year life and vesting occurring in the three months ended June 30, 2013. Mr. Boris’s contract expired on August 8, 2013 and he is currently working without a contract. As of December 31, 2013, Mr. Boris was owed unpaid salary of $75,000.

On November 1, 2010, the Company entered into an employment agreement with John Moynahan, who provided accounting and financial services to the Company as a consultant pursuant to a consulting agreement dated November 14, 2007. Under the agreement, Mr. Moynahan was to receive an annual salary of $220,000 for the first year of the contract, subject to an annual increase of the Consumer Price Index plus 2%, and will be eligible for a $50,000 bonus in the first year of this contract. Under this agreement, Mr. Moynahan received a grant of 300,000 shares and a five-year stock option grant to purchase 15,600 shares of common stock at $200.00 per share, with 10,400 shares that vested upon the signing of the agreement and 5,200 shares that vested on September 1, 2011. The strike price on these options was adjusted to $54.00 in December 2011 by the Board. After a review of this contract during 2012, the Company determined that the non-salary amounts due to Mr. Moynahan were $156,358 as of December 31, 2012.  Mr. Moynahan’s contract expired on August 1, 2012 and he is currently working without a contract. As of December 31, 2013, Mr. Moynahan was owed the $156,358 under his employment contract and $87,083 in unpaid salary, not including any other claims that Mr. Moynahan may have under his employment contract or otherwise.

On February 22, 2010, the Company entered into an employment contract with William Kelly, the Company’s former Senior Vice President and Chief Operating Officer of ProElite, and the Chief Operating Officer of the Company whose employment was terminated in March 2013. In connection with Mr. Kelly’s employment, the Company assumed a promissory note of $231,525 formerly owed to Mr. Kelly by ProElite, Inc. and agreed to pay the promissory note with $121,525 payable to Mr. Kelly upon the closing of the acquisition of ProElite by the Company, $55,000 due 90 days after the closing of the acquisition, and $55,000 due 180 days after the closing of the acquisition. In 2011, $176,525 of these amounts were paid to Mr. Kelly. During 2013, this $55,000 obligation to Mr. Kelly was transferred to a third party.

Consulting Agreement

On June 28, 2012, Paul Feller, the Company’s former Chairman of the Board and CEO, resigned from all positions with the Company and its subsidiaries, including PEI. In connection therewith, pursuant to a Separation and Release Agreement, the Company and Mr. Feller entered into a new Consulting Agreement for a term of two years at an annual compensation of $250,000, As of December 31, 2013, the Company had recorded an accrued expense of $375,000 pursuant to Mr. Feller’s consulting agreement that provides for $62,500 per quarter through June 30, 2014. These consulting payments were conditioned on the Company raising $2,000,000 of equity and that Mr. Feller provide consulting services under this agreement at the direction of the Company’s board of directors. Given that the Company has not raised this amount of equity and given that Mr. Feller has not provided any consulting services to the Company, the Company elected to reverse this accrued expense.